Significant Accounting Policies - Additional Information (Detail) - JPY (¥)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of performance obligations [Line Items]
Gain loss on purchase, sales or cancellation of treasury shares	¥ 0
Development expenditure capitalized	¥ 0	¥ 0	¥ 0
Threshold percentage of value decline in available-for-sale financial assets to be considered other than temporary impairment	20.00%
IFRS 15 [member] | Line stickers and creator stickers [Member]
Disclosure of performance obligations [Line Items]
Decrease in retained earnings	¥ 967,000,000
IFRS 15 [member] | Line sponsored stickers [Member]
Disclosure of performance obligations [Line Items]
Decrease in retained earnings	760,000,000
IFRS 15 [member] | Line point Ad [Member]
Disclosure of performance obligations [Line Items]
Decrease in retained earnings	667,000,000
IFRS 15 [member] | Line advertising and portal advertising [Member]
Disclosure of performance obligations [Line Items]
Decrease in retained earnings	¥ 0
LINE stickers and creator stickers [member]
Disclosure of performance obligations [Line Items]
Estimated period of recognizing revenues for each type of communication and content sales services	90 days
Server Hosting Services [Member]
Disclosure of performance obligations [Line Items]
Estimated period of recognizing revenues for each type of communication and content sales services	19
Period of recognizing revenue attributable to the post-termination-announcement performance obligations	2 months
Payment Processing Services [Member]
Disclosure of performance obligations [Line Items]
Estimated period of recognizing revenues for each type of communication and content sales services	20
Period of recognizing revenue attributable to the post-termination-announcement performance obligations	3 months
Third Party Games [Member]
Disclosure of performance obligations [Line Items]
Estimated period of recognizing revenues for each type of communication and content sales services	19
Internally developed games and applications [Member] | Bottom of Range [member]
Disclosure of performance obligations [Line Items]
Estimated period of recognizing revenues for each type of communication and content sales services	2 months	8 months	11 months
Internally developed games and applications [Member] | Top of Range [member]
Disclosure of performance obligations [Line Items]
Estimated period of recognizing revenues for each type of communication and content sales services	30 months	28 months	21 months
Sponsored Stickers [Member]
Disclosure of performance obligations [Line Items]
Estimated period of recognizing revenues for each type of communication and content sales services	208-day